Employee benefits (Schedule of Components of Expense) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Cost of sales	$ (5,550)	$ (4,534)	$ 5,539
Administrative expenses	(4,360)	(3,563)	4,352
Net cost of benefits	$ (9,910)	$ (8,097)	$ 9,891